Intangible assets - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2023
Customer-related intangible assets [member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	20 years
Bottom of range [member] | Patents and technologicalknowhow [Member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	2 years
Bottom of range [member] | Intellectual Property Rights [member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	3 years
Bottom of range [member] | Computer Software [member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	1 year
Bottom of range [member] | Product Develpoment Costs [Member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	2 years
Top of range [member] | Patents and technologicalknowhow [Member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	12 years
Top of range [member] | Intellectual Property Rights [member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	10 years
Top of range [member] | Computer Software [member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	8 years
Top of range [member] | Product Develpoment Costs [Member]
Schedule of Estimated useful lives of the acquired intangible assets [Line Items]
Estimated amortization period	10 years